UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22747

ALPS SERIES TRUST

(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203

(Address of principal executive offices) (Zip code)

Richard C. Noyes, Esq., Secretary

ALPS Series Trust

1290 Broadway, Suite 1100

Denver, CO 80203

(Name and address of agent for service)

(303) 623-2577

(Registrant’s telephone number, including area code)

Copy to:

Peter Schwartz, Esq.

David Graham & Stubbs LLP

1550 17th Street, Suite 500,

Denver, CO 80202

Date of fiscal year end: September 30

Date of reporting period: June 30, 2018

Item 1. Schedule of Investments.

BEACON ACCELERATED RETURN STRATEGY FUND

PORTFOLIO OF INVESTMENTS

June 30, 2018 (UNAUDITED)

PURCHASED OPTION CONTRACTS (101.91%)	Counterparty	Expiration Date	Strike Price	Contracts	Notional Value	Value (Note 2)
Call Option Contracts (101.91%)
S&P 500® Mini Index:
	Jefferies	07/13/2018	$0.01	430	116,889,910	$11,682,638
	Jefferies	07/13/2018	255.15	240	65,240,880	408,906
	Jefferies	07/13/2018	255.60	190	51,649,030	315,503
	Jefferies	08/14/2018	0.01	430	116,889,910	11,666,409
	Jefferies	08/14/2018	255.15	240	65,240,880	443,305
	Jefferies	08/14/2018	255.60	190	51,649,030	343,328
	Jefferies	09/14/2018	0.01	430	116,889,910	11,651,311
	Jefferies	09/14/2018	255.15	240	65,240,880	474,690
	Jefferies	09/14/2018	255.60	190	51,649,030	368,433
	Jefferies	10/12/2018	0.01	430	116,889,910	11,640,766
	Jefferies	10/12/2018	255.15	240	65,240,880	504,025
	Jefferies	10/12/2018	255.60	190	51,649,030	391,877
	Jefferies	11/14/2018	0.01	450	122,326,650	12,166,657
	Jefferies	11/14/2018	257.00	450	122,326,650	937,614
	Jefferies	12/14/2018	0.01	420	114,171,540	11,341,252
	Jefferies	12/14/2018	267.30	420	114,171,540	601,777
	Jefferies	01/14/2019	0.01	415	112,812,355	11,196,455
	Jefferies	01/14/2019	279.38	415	112,812,355	340,135
	Jefferies	02/14/2019	0.01	430	116,889,910	11,585,777
	Jefferies	02/14/2019	271.27	430	116,889,910	607,889
	Jefferies	03/14/2019	0.01	450	122,326,650	12,108,867
	Jefferies	03/14/2019	275.98	450	122,326,650	548,990
	Jefferies	04/12/2019	0.01	450	122,326,650	12,099,481
	Jefferies	04/12/2019	268.35	450	122,326,650	814,016
	Jefferies	05/14/2019	0.01	450	122,326,650	12,084,280
	Jefferies	05/14/2019	270.50	450	122,326,650	799,289
	Jefferies	06/14/2019	0.01	455	123,685,835	12,201,406
	Jefferies	06/14/2019	276.97	455	123,685,835	672,446
TOTAL PURCHASED OPTION CONTRACTS
(Cost $144,292,769)					2,848,851,760	149,997,522

	7 - Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (1.81%)
Money Market Funds (1.81%)
BlackRock Liquidity Funds, T-Fund Portfolio	1.25700%	447,065	447,065
Invesco Short-Term Investments Trust Government & Agency Portfolio - Institutional Class	1.79400%	2,223,376	2,223,376
			2,670,441

TOTAL SHORT TERM INVESTMENTS
(Cost $2,670,441)			2,670,441

TOTAL INVESTMENTS (103.72%)
(Cost $146,963,210)	$152,667,963

Other Assets in Excess of Liabilities (-3.72%)	(5,476,231)

NET ASSETS (100.00%)	$147,191,732

WRITTEN OPTION CONTRACTS - (3.59%)	Counterparty	Expiration Date	Strike Price	Contracts	Premiums Received	Notional Value	Value
Call Option Contracts - (3.59%)
S&P 500® Mini Index:
	Jefferies	07/13/2018	$269.10	380	$121,099	103,298,060	$174,042
	Jefferies	07/13/2018	269.21	480	154,410	130,481,760	215,900
	Jefferies	08/14/2018	270.50	380	128,699	103,298,060	230,835
	Jefferies	08/14/2018	270.59	480	162,570	130,481,760	288,692
	Jefferies	09/14/2018	271.91	380	134,779	103,298,060	259,028
	Jefferies	09/14/2018	271.99	480	169,770	130,481,760	324,740
	Jefferies	10/12/2018	272.98	480	169,770	130,481,760	369,477
	Jefferies	10/12/2018	273.13	380	140,099	103,298,060	288,979
	Jefferies	11/14/2018	275.80	900	406,763	244,653,300	687,917
	Jefferies	12/14/2018	286.10	840	369,555	228,343,080	329,634
	Jefferies	01/14/2019	299.66	830	396,488	225,624,710	109,015
	Jefferies	02/14/2019	294.11	860	538,102	233,779,820	273,411
	Jefferies	03/14/2019	298.42	900	564,932	244,653,300	241,372
	Jefferies	04/12/2019	291.25	900	596,432	244,653,300	517,583
	Jefferies	05/14/2019	292.50	900	527,131	244,653,300	559,680
	Jefferies	06/14/2019	299.59	910	470,198	247,371,670	418,418
TOTAL WRITTEN OPTION CONTRACTS					$5,050,797	2,848,851,760	$5,288,723

BEACON PLANNED RETURN STRATEGY FUND

PORTFOLIO OF INVESTMENTS

June 30, 2018 (UNAUDITED)

PURCHASED OPTION CONTRACTS (110.48%)	Counterparty	Expiration Date	Strike Price	Contracts	Notional Value	Value (Note 2)
Call Option Contracts (101.60%)
S&P 500® Mini Index:
	Jefferies	07/13/2018	$33.05	410	111,453,170	$9,785,630
	Jefferies	07/13/2018	33.35	820	222,906,340	19,546,678
	Jefferies	07/13/2018	254.60	410	111,453,170	720,258
	Jefferies	07/13/2018	255.63	820	222,906,340	1,359,284
	Jefferies	08/14/2018	33.05	410	111,453,170	9,772,466
	Jefferies	08/14/2018	33.35	820	222,906,340	19,520,393
	Jefferies	08/14/2018	254.60	410	111,453,170	777,484
	Jefferies	08/14/2018	255.63	820	222,906,340	1,479,542
	Jefferies	09/14/2018	33.05	410	111,453,170	9,760,320
	Jefferies	09/14/2018	33.35	820	222,906,340	19,496,142
	Jefferies	09/14/2018	254.60	410	111,453,170	830,424
	Jefferies	09/14/2018	255.63	820	222,906,340	1,587,964
	Jefferies	10/12/2018	33.05	410	111,453,170	9,752,363
	Jefferies	10/12/2018	33.35	820	222,906,340	19,480,266
	Jefferies	10/12/2018	254.60	410	111,453,170	879,964
	Jefferies	10/12/2018	254.60	410	111,453,170	159,728
	Jefferies	10/12/2018	255.63	820	222,906,340	1,689,210
	Jefferies	11/14/2018	33.05	410	111,453,170	9,740,810
	Jefferies	11/14/2018	33.35	820	222,906,340	19,457,206
	Jefferies	11/14/2018	254.60	410	111,453,170	933,739
	Jefferies	11/14/2018	255.63	820	222,906,340	1,798,817
	Jefferies	12/14/2018	33.05	410	111,453,170	9,729,246
	Jefferies	12/14/2018	254.60	410	111,453,170	978,336
	Jefferies	12/14/2018	255.63	820	222,906,340	1,889,366
	Jefferies	01/14/2019	33.05	410	111,453,170	9,722,123
	Jefferies	01/14/2019	33.35	820	222,906,340	19,419,922
	Jefferies	01/14/2019	254.60	410	111,453,170	1,026,311
	Jefferies	01/14/2019	255.63	820	222,906,340	1,986,294
	Jefferies	02/14/2019	33.60	950	258,245,150	22,447,365
	Jefferies	02/14/2019	35.35	270	73,395,990	6,333,148
	Jefferies	02/14/2019	257.80	950	258,245,150	2,242,648
	Jefferies	02/14/2019	271.50	270	73,395,990	377,729
	Jefferies	03/14/2019	35.35	460	125,045,020	10,776,548
	Jefferies	03/14/2019	35.94	775	210,673,675	18,111,097
	Jefferies	03/14/2019	271.50	460	125,045,020	687,534
	Jefferies	03/14/2019	275.50	775	210,673,675	967,522
	Jefferies	04/12/2019	34.90	1,225	333,000,325	28,735,127
	Jefferies	04/12/2019	267.60	1,225	333,000,325	2,277,441
	Jefferies	05/14/2019	35.30	1,150	312,612,550	26,900,209
	Jefferies	05/14/2019	270.80	1,150	312,612,550	2,020,526
	Jefferies	06/14/2019	36.12	1,000	271,837,000	23,280,774
	Jefferies	06/14/2019	276.97	1,000	271,837,000	1,477,903
					7,739,199,390	349,915,857
Put Option Contracts (8.88%)
S&P 500® Mini Index:
	Jefferies	07/13/2018	254.60	410	111,453,170	11,403

PURCHASED OPTION CONTRACTS (110.48%)	Counterparty	Expiration Date	Strike Price	Contracts	Notional Value	Value (Note 2)
	Jefferies	07/13/2018	$255.63	820	222,906,340	$25,972
	Jefferies	08/14/2018	254.60	410	111,453,170	66,299
	Jefferies	08/14/2018	255.63	820	222,906,340	141,426
	Jefferies	09/14/2018	254.60	410	111,453,170	116,299
	Jefferies	09/14/2018	255.63	820	222,906,340	243,827
	Jefferies	10/12/2018	255.63	820	222,906,340	332,721
	Jefferies	11/14/2018	254.60	410	111,453,170	207,590
	Jefferies	11/14/2018	255.63	820	222,906,340	430,339
	Jefferies	12/14/2018	33.35	820	222,906,340	19,434,122
	Jefferies	12/14/2018	254.60	410	111,453,170	247,719
	Jefferies	12/14/2018	255.63	820	222,906,340	511,801
	Jefferies	01/14/2019	254.60	410	111,453,170	285,783
	Jefferies	01/14/2019	255.63	820	222,906,340	588,750
	Jefferies	02/14/2019	257.80	950	258,245,150	814,415
	Jefferies	02/14/2019	271.50	270	73,395,990	336,850
	Jefferies	03/14/2019	271.50	460	125,045,020	611,944
	Jefferies	03/14/2019	275.50	775	210,673,675	1,145,548
	Jefferies	04/12/2019	267.60	1,225	333,000,325	1,570,012
	Jefferies	05/14/2019	270.80	1,150	312,612,550	1,692,250
	Jefferies	06/14/2019	276.97	1,000	271,837,000	1,778,565
					4,036,779,450	30,593,635
TOTAL PURCHASED OPTION CONTRACTS
(Cost $363,110,253)					11,775,978,840	380,509,492

	7 - Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (1.32%)
Money Market Funds (1.32%)
BlackRock Liquidity Funds, T-Fund Portfolio	1.25700%	842,167	842,167
Invesco Short-Term Investments Trust Government & Agency Portfolio - Institutional Class	1.79400%	3,718,284	3,718,284
			4,560,451

TOTAL SHORT TERM INVESTMENTS
(Cost $4,560,451)			4,560,451
TOTAL INVESTMENTS (111.80%)
(Cost $367,670,704)			$385,069,943

Other Assets in Excess of Liabilities (-11.80%)			(40,631,789)

NET ASSETS (100.00%)			$344,438,154

WRITTEN OPTION CONTRACTS - (11.66%)	Counterparty	Expiration Date	Strike Price	Contracts	Premiums Received	Notional Value	Value
Call Option Contracts - (10.09%)
S&P 500® Mini Index:
	Jefferies	07/13/2018	$261.02	820	$539,311	222,906,340	$941,891
	Jefferies	07/13/2018	262.00	1,640	1,095,442	445,812,680	1,736,130
	Jefferies	08/14/2018	261.93	820	564,731	222,906,340	1,033,170
	Jefferies	08/14/2018	263.00	1,640	1,164,322	445,812,680	1,921,379
	Jefferies	09/14/2018	230.07	820	491,956	222,906,340	72,959
	Jefferies	09/14/2018	262.90	820	585,231	222,906,340	1,093,979
	Jefferies	09/14/2018	264.05	1,640	1,205,322	445,812,680	2,039,899
	Jefferies	10/12/2018	263.71	820	604,911	222,906,340	1,159,478
	Jefferies	10/12/2018	264.90	1,640	1,264,362	445,812,680	2,172,308
	Jefferies	11/14/2018	264.43	820	627,871	222,906,340	1,240,553
	Jefferies	11/14/2018	266.00	1,640	1,323,402	445,812,680	2,294,798
	Jefferies	12/14/2018	265.22	820	648,371	222,906,340	1,294,362
	Jefferies	12/14/2018	266.85	1,640	1,357,842	445,812,680	2,400,723
	Jefferies	01/14/2019	265.90	820	668,051	222,906,340	1,360,411
	Jefferies	01/14/2019	267.75	1,640	1,384,082	445,812,680	2,512,115
	Jefferies	02/14/2019	270.40	1,900	1,652,921	516,490,300	2,792,530
	Jefferies	02/14/2019	284.72	540	569,535	146,791,980	359,503
	Jefferies	03/14/2019	285.75	920	996,085	250,090,040	649,955
	Jefferies	03/14/2019	288.48	1,550	1,644,094	421,347,350	912,040
	Jefferies	04/12/2019	280.25	2,450	2,626,308	666,000,650	2,663,635
	Jefferies	05/14/2019	283.13	2,300	2,126,829	625,225,100	2,398,572
	Jefferies	06/14/2019	289.25	2,000	2,043,415	543,674,000	1,687,952
					25,184,394	8,073,558,900	34,738,342

Put Option Contracts - (1.57%)
S&P 500® Mini Index:
	Jefferies	07/13/2018	229.14	410	196,260	111,453,170	551
	Jefferies	07/13/2018	230.07	820	387,816	222,906,340	1,196
	Jefferies	08/14/2018	229.14	410	221,270	111,453,170	13,387
	Jefferies	08/14/2018	230.07	820	440,296	222,906,340	28,396
	Jefferies	09/14/2018	229.14	410	243,820	111,453,170	34,683
	Jefferies	10/12/2018	229.14	410	263,910	111,453,170	57,397
	Jefferies	10/12/2018	230.07	820	534,596	222,906,340	119,696
	Jefferies	11/14/2018	229.14	410	286,460	111,453,170	86,247
	Jefferies	11/14/2018	230.07	820	583,796	222,906,340	178,520
	Jefferies	12/14/2018	229.14	410	306,550	111,453,170	113,371
	Jefferies	12/14/2018	230.07	820	627,256	222,906,340	233,571
	Jefferies	01/14/2019	229.14	410	323,360	111,453,170	138,586
	Jefferies	01/14/2019	230.07	820	658,416	222,906,340	284,796
	Jefferies	02/14/2019	232.02	950	801,761	258,245,150	409,570
	Jefferies	02/14/2019	244.35	270	239,942	73,395,990	161,623
	Jefferies	03/14/2019	244.35	460	435,938	125,045,020	306,679
	Jefferies	03/14/2019	247.95	775	689,517	210,673,675	566,170
	Jefferies	04/12/2019	240.84	1,225	1,073,054	333,000,325	821,399
	Jefferies	05/14/2019	243.72	1,150	890,909	312,612,550	907,047
	Jefferies	06/14/2019	249.27	1,000	747,702	271,837,000	968,156
					9,952,629	3,702,419,940	5,431,041

TOTAL WRITTEN OPTION CONTRACTS					$35,137,023	11,775,978,840	$40,169,383

Notes to Quarterly Portfolio of Investments

June 30, 2018 (Unaudited)

1. ORGANIZATION

ALPS Series Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of multiple separate portfolios or series. This quarterly report describes the Beacon Accelerated Return Strategy Fund and the Beacon Planned Return Strategy Fund (each, a “Fund” and collectively, the “Funds”). The Funds are non-diversified and the primary investment objectives are to deliver capital appreciation and generate positive alpha for the Beacon Accelerated Return Strategy Fund, and capital preservation and capital appreciation for Beacon Planned Return Strategy Fund. The Funds currently offer Institutional Class and Class A shares. The Board of Trustees (the “Board”) may establish additional funds and classes of shares at any time in the future without shareholder approval.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America for investment companies (“U.S. GAAP”). The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

Flexible Exchange Options are valued based on price supplied by an independent third-party pricing service approved by the Board, which utilizes pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-money contracts on a given strike price.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

When such prices or quotations are not available, or when the Fair Value Committee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: The Funds disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Funds’ investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1	–	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2	–	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly); and

Level 3	–	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2018:

Beacon Accelerated Return Strategy Fund

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Purchased Options
	$–	$149,997,522	$–	$149,997,522
Short Term Investments
Money Market Funds	2,670,441	–	–	2,670,441
TOTAL	$2,670,441	$149,997,522	$–	$152,667,963
	Valuation Inputs
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	–	(5,288,723)	–	(5,288,723)
TOTAL	$–	$(5,288,723)	$–	$(5,288,723)

Beacon Planned Return Strategy Fund

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Purchased Options
	$–	$380,509,492	$–	$380,509,492
Short Term Investments
Money Market Funds	4,560,451	–	–	4,560,451
TOTAL	$4,560,451	$380,509,492	$–	$385,069,943
	Valuation Inputs
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	–	(40,169,383)	–	(40,169,383)
TOTAL	$–	$(40,169,383)	$–	$(40,169,383)

The Funds recognize transfers between levels as of the end of the period. For the fiscal period ended June 30, 2018, the Funds did not have any transfers between Level 1 and Level 2 securities. There were no Level 3 securities held during the period.

Cash & Cash Equivalents: The Fund considers its investment in a FDIC insured interest bearing account to be cash and cash equivalents. Cash and cash equivalents are valued at cost plus any accrued interest. The Fund maintains cash balances, which, at times may exceed federally insured limits. The Fund maintains these balances with a high quality financial institution.

Concentration of Credit Risk: The Funds place their cash with a banking institution, which is insured by Federal Deposit Insurance Corporation (FDIC). The FDIC limit is $250,000. At various times throughout the year, the amount on deposit may exceed the FDIC limit and subject the Funds to a credit risk. The Funds do not believe that such deposits are subject to any unusual risk associated with investment activities.

Trust Expenses: Some expenses of the Trust can be directly attributed to a Fund. Expenses that cannot be directly attributed to a Fund are apportioned among all funds in the Trust based on average net assets of each fund.

Fund Expenses: Some expenses can be directly attributed to a Fund and are apportioned among the classes based on average net assets of each class.

Class Expenses: Expenses that are specific to a class of shares are charged directly to that share class. Fees provided under the shareholder service plan for a particular class of a Fund are charged to the operations of such class.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis) for financial reporting purposes. Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date, or for certain foreign securities, as soon as information is available to a Fund. Withholding taxes on foreign dividends are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. All of the realized and unrealized gains and losses and net investment income are allocated daily to each class in proportion to its average daily net assets.

Distributions to Shareholders: The Funds normally pay dividends, if any, and distribute capital gains, if any, on an annual basis. Income dividend distributions are derived from interest, dividends and other income the Funds receive from their investments, including short- term capital gains. Long-term capital gain distributions are derived from gains realized when a Fund sells a security it has owned for more than one year. A Fund may make additional distributions and dividends at other times if its portfolio manager or managers believe doing so may be necessary for the Fund to avoid or reduce taxes. Net investment income/(loss) and net realized gain/(loss) may differ for financial statement and tax purposes.

3. DERIVATIVE INSTRUMENTS

The Funds’ investment objectives permit the Funds to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency contracts, currency swaps and purchased and written options. In doing so, the Funds may employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent in derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Risk of Investing in Derivatives: The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Funds are using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Funds, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Funds’ performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell or close out the derivative in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds. In addition, use of derivatives may increase or decrease exposure to the following risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market. Associated risks can be different for each type of derivative.

Option Contracts: Each Fund may enter into options transactions for hedging purposes and for nonhedging purposes such as seeking to enhance return. Each Fund may write covered put and call options on any stocks or stock indices, currencies traded on domestic and foreign securities exchanges, or futures contracts on stock indices, interest rates and currencies traded on domestic and, to the extent permitted by the U.S. Commodity Futures Trading Commission, foreign exchanges. A call option on an asset written by a Fund obligates the Fund to sell the specified asset to the holder (purchaser) at a stated price (the exercise price) if the option is exercised before a specified date (the expiration date). A put option on an asset written by a Fund obligates the Fund to buy the specified asset from the purchaser at the exercise price if the option is exercised before the expiration date. Premiums received when writing options are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses.

CLARKSTON PARTNERS FUND

PORTFOLIO OF INVESTMENTS

June 30, 2018 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (68.37%)
Consumer Discretionary (9.54%)
John Wiley & Sons, Inc., Class A	433,307	$27,038,357
Matthews International Corp., Class A	475,000	27,930,000
Nielsen Holdings PLC	840,000	25,981,200
Total Consumer Discretionary		80,949,557

Consumer Staples (3.71%)
McCormick & Co., Inc.	130,000	15,091,700
Post Holdings, Inc.(a)	190,000	16,343,800
Total Consumer Staples		31,435,500

Financial Services (29.80%)
Broadridge Financial Solutions, Inc.	300,000	34,530,000
Brown & Brown, Inc.	1,570,000	43,536,100
Legg Mason, Inc.	1,150,000	39,939,500
LPL Financial Holdings, Inc.	500,000	32,770,000
Markel Corp.(a)	12,000	13,012,200
The Western Union Co.	2,400,000	48,792,000
Willis Towers Watson PLC	265,000	40,174,000
Total Financial Services		252,753,800

Materials & Processing (1.48%)
Fastenal Co.	260,000	12,513,800
Total Materials & Processing		12,513,800

Producer Durables (22.02%)
Actuant Corp., Class A	864,610	25,376,303
C.H. Robinson Worldwide, Inc.	270,000	22,588,200
Cintas Corp.	93,000	17,211,510
Graco, Inc.	165,000	7,461,300
Hillenbrand, Inc.	535,000	25,225,250
Landstar System, Inc.	205,000	22,386,000
Stericycle, Inc.(a)	790,000	51,579,100
Waters Corp.(a)	77,000	14,906,430
Total Producer Durables		186,734,093

Technology (1.82%)
IHS Markit Ltd.(a)	300,000	15,477,000
Total Technology		15,477,000

TOTAL COMMON STOCKS
(Cost $435,944,370)		579,863,750

TOTAL INVESTMENTS (68.37%)
(Cost $435,944,370)		$579,863,750

Other Assets In Excess Of Liabilities (31.63%)		268,260,909
NET ASSETS (100.00%)		$848,124,659

(a)	Non-income producing security.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indices or ratings group indices and/or as defined by Fund management. This definition may not apply for purposes of this report, which may use a different classification system or may combine industry sub-classifications for reporting ease. Industries are shown as a percent of the Fund's net assets. (Unaudited)

See Notes to Quarterly Portfolio of Investments

CLARKSTON FUND

PORTFOLIO OF INVESTMENTS

June 30, 2018 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (83.93%)
Consumer Discretionary (3.54%)
Walmart, Inc.	8,500	$728,025
The Walt Disney Co.	3,500	366,835
Total Consumer Discretionary		1,094,860

Consumer Staples (27.14%)
Anheuser-Busch InBev SA/NV, Sponsored ADR	8,000	806,080
Diageo PLC, Sponsored ADR	8,500	1,224,085
Mondelez International, Inc., Class A	15,000	615,000
Nestle SA, Sponsored ADR	12,000	929,160
PepsiCo, Inc.	12,000	1,306,440
The Procter & Gamble Co.	24,500	1,912,470
Sysco Corp.	23,500	1,604,815
Total Consumer Staples		8,398,050

Financial Services (22.99%)
American Express Co.	13,000	1,274,000
Capital One Financial Corp.	9,000	827,100
The Charles Schwab Corp.	18,000	919,800
Markel Corp.(a)	275	298,196
MasterCard, Inc., Class A	3,500	687,820
US Bancorp	11,500	575,230
The Western Union Co.	76,000	1,545,080
Willis Towers Watson PLC	6,500	985,400
Total Financial Services		7,112,626

Health Care (8.01%)
AmerisourceBergen Corp.	4,200	358,134
Johnson & Johnson	10,000	1,213,400
McKesson Corp.	2,300	306,820
Medtronic PLC	7,000	599,270
Total Health Care		2,477,624

Producer Durables (10.97%)
C.H. Robinson Worldwide, Inc.	6,500	543,790
General Electric Co.	147,000	2,000,670
United Parcel Service, Inc., Class B	8,000	849,840
Total Producer Durables		3,394,300

Technology (11.28%)
Cisco Systems, Inc.	26,500	1,140,295
International Business Machines Corp.	8,000	1,117,600
Microsoft Corp.	12,500	1,232,625
Total Technology		3,490,520

TOTAL COMMON STOCKS
(Cost $23,443,526)		25,967,980

	Shares	Value (Note 2)
TOTAL INVESTMENTS (83.93%)
(Cost $23,443,526)		$25,967,980

Other Assets In Excess Of Liabilities (16.07%)		4,973,274
NET ASSETS (100.00%)		$30,941,254

(a)	Non-income producing security.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indices or ratings group indices and/or as defined by Fund management. This definition may not apply for purposes of this report, which may use a different classification system or may combine industry sub-classifications for reporting ease. Industries are shown as a percent of the Fund's net assets. (Unaudited)

See Notes to Quarterly Portfolio of Investments

CLARKSTON SELECT FUND

PORTFOLIO OF INVESTMENTS

June 30, 2018 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (88.67%)
Consumer Discretionary (4.95%)
Nielsen Holdings PLC	13,400	$414,462
Walmart, Inc.	3,000	256,950
Total Consumer Discretionary		671,412

Consumer Staples (28.30%)
Anheuser-Busch InBev SA/NV, Sponsored ADR	4,700	473,572
Diageo PLC, Sponsored ADR	3,200	460,832
Nestle SA, Sponsored ADR	5,500	425,865
PepsiCo, Inc.	6,000	653,220
The Procter & Gamble Co.	12,000	936,720
Sysco Corp.	13,000	887,770
Total Consumer Staples		3,837,979

Financial Services (15.71%)
American Express Co.	4,000	392,000
Capital One Financial Corp.	3,800	349,220
T. Rowe Price Group, Inc.	3,000	348,270
US Bancorp	7,000	350,140
The Western Union Co.	34,000	691,220
Total Financial Services		2,130,850

Health Care (6.34%)
Johnson & Johnson	3,500	424,690
Pfizer, Inc.	12,000	435,360
Total Health Care		860,050

Materials & Processing (2.84%)
Fastenal Co.	8,000	385,040
Total Materials & Processing		385,040

Producer Durables (16.73%)
3M Co.	500	98,360
C.H. Robinson Worldwide, Inc.	3,500	292,810
General Electric Co.	64,000	871,040
Paychex, Inc.	8,500	580,975
United Parcel Service, Inc., Class B	4,000	424,920
Total Producer Durables		2,268,105

Technology (13.80%)
Cisco Systems, Inc.	14,000	602,420
International Business Machines Corp.	4,500	628,650
Microsoft Corp.	6,500	640,965
Total Technology		1,872,035

TOTAL COMMON STOCKS
(Cost $11,804,936)		12,025,471

	Shares	Value (Note 2)
TOTAL INVESTMENTS (88.67%)
(Cost $11,804,936)		$12,025,471

Other Assets In Excess Of Liabilities (11.33%)		1,536,221
NET ASSETS (100.00%)		$13,561,692

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indices or ratings group indices and/or as defined by Fund management. This definition may not apply for purposes of this report, which may use a different classification system or may combine industry sub-classifications for reporting ease. Industries are shown as a percent of the Fund's net assets. (Unaudited)

See Notes to Quarterly Portfolio of Investments

CLARKSTON FOUNDERS FUND

PORTFOLIO OF INVESTMENTS

June 30, 2018 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (65.47%)
Consumer Discretionary (5.15%)
LKQ Corp.(a)	21,000	$669,900
Nielsen Holdings PLC	32,500	1,005,225
Total Consumer Discretionary		1,675,125

Consumer Staples (7.78%)
McCormick & Co., Inc.	7,700	893,893
Sysco Corp.	24,000	1,638,960
Total Consumer Staples		2,532,853

Financial Services (30.01%)
Broadridge Financial Solutions, Inc.	14,000	1,611,400
Brown & Brown, Inc.	56,000	1,552,880
The Charles Schwab Corp.	17,000	868,700
FactSet Research Systems, Inc.	1,500	297,150
Legg Mason, Inc.	39,000	1,354,470
Markel Corp.(a)	500	542,175
The Western Union Co.	96,000	1,951,680
Willis Towers Watson PLC	10,500	1,591,800
Total Financial Services		9,770,255

Health Care (3.29%)
AmerisourceBergen Corp.	4,000	341,080
DENTSPLY SIRONA, Inc.	10,000	437,700
McKesson Corp.	2,200	293,480
Total Health Care		1,072,260

Materials & Processing (1.77%)
Fastenal Co.	12,000	577,560
Total Materials & Processing		577,560

Producer Durables (15.49%)
C.H. Robinson Worldwide, Inc.	10,000	836,600
Cintas Corp.	3,000	555,210
Paychex, Inc.	11,000	751,850
Roper Technologies, Inc.	1,300	358,683
Stericycle, Inc.(a)	30,000	1,958,700
Waters Corp.(a)	3,000	580,770
Total Producer Durables		5,041,813

Technology (1.98%)
IHS Markit Ltd.(a)	12,500	644,875
Total Technology		644,875

TOTAL COMMON STOCKS
(Cost $18,793,964)		21,314,741

TOTAL INVESTMENTS (65.47%)
(Cost $18,793,964)		$21,314,741

Other Assets In Excess Of Liabilities (34.53%)		11,243,425
NET ASSETS (100.00%)		$32,558,166

(a)	Non-income producing security.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indices or ratings group indices and/or as defined by Fund management. This definition may not apply for purposes of this report, which may use a different classification system or may combine industry sub-classifications for reporting ease. Industries are shown as a percent of the Fund's net assets. (Unaudited)

See Notes to Quarterly Portfolio of Investments

Notes to Quarterly Portfolio of Investments

June 30, 2018 (Unaudited)

1. ORGANIZATION

ALPS Series Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of multiple separate portfolios or series. This quarterly report describes the Clarkston Partners Fund, the Clarkston Fund, the Clarkston Select Fund and the Clarkston Founders Fund (each, a “Fund” and collectively, the “Funds”). The Funds are non-diversified and the primary investment objectives are to achieve long-term capital appreciation, as well as current income for the Clarkston Select Fund. The Clarkston Partners Fund currently offers Founders Class shares and Institutional Class shares, and the Clarkston Fund, the Clarkston Select Fund and the Clarkston Founders Fund currently offer Institutional Class shares. Each share class for the Clarkston Partners Fund has identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes. The Board of Trustees (the “Board”) may establish additional funds and classes of shares at any time in the future without shareholder approval.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America for investment companies (“U.S. GAAP”). The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Funds’ assets are valued. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

When such prices or quotations are not available, or when the Fair Value Committee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: The Funds disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Funds’ investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly); and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2018:

Clarkston Partners Fund

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks
Consumer Discretionary	$80,949,557	$–	$–	$80,949,557
Consumer Staples	31,435,500	–	–	31,435,500
Financial Services	252,753,800	–	–	252,753,800
Materials & Processing	12,513,800	–	–	12,513,800
Producer Durables	186,734,093	–	–	186,734,093
Technology	15,477,000	–	–	15,477,000
Total	$579,863,750	$–	$–	$579,863,750

Clarkston Fund

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks
Consumer Discretionary	$1,094,860	$–	$–	$1,094,860
Consumer Staples	8,398,050	–	–	8,398,050
Financial Services	7,112,626	–	–	7,112,626
Health Care	2,477,624	–	–	2,477,624
Producer Durables	3,394,300	–	–	3,394,300
Technology	3,490,520	–	–	3,490,520
Total	$25,967,980	$–	$–	$25,967,980

Clarkston Select Fund

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks
Consumer Discretionary	$671,412	$–	$–	$671,412
Consumer Staples	3,837,979	–	–	3,837,979
Financial Services	2,130,850	–	–	2,130,850
Health Care	860,050	–	–	860,050

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks (continued)
Materials & Processing	$385,040	$–	$–	$385,040
Producer Durables	2,268,105	–	–	2,268,105
Technology	1,872,035	–	–	1,872,035
Total	$12,025,471	$–	$–	$12,025,471

Clarkston Founders Fund

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks
Consumer Discretionary	$1,675,125	$–	$–	$1,675,125
Consumer Staples	2,532,853	–	–	2,532,853
Financial Services	9,770,255	–	–	9,770,255
Health Care	1,072,260	–	–	1,072,260
Materials & Processing	577,560	–	–	577,560
Producer Durables	5,041,813	–	–	5,041,813
Technology	644,875	–	–	644,875
Total	$21,314,741	$–	$–	$21,314,741

The Funds recognize transfers between levels as of the end of the period. For the period ended June 30, 2018, the Funds did not have any transfers between Level 1 and Level 2 securities. There were no Level 3 securities held during the period.

Cash & Cash Equivalents: The Funds consider their investment in a FDIC insured interest bearing account to be cash and cash equivalents. Cash and cash equivalents are valued at cost plus any accrued interest. The Funds maintain cash balances, which, at times may exceed federally insured limits. The Funds maintain these balances with a high quality financial institution.

Concentration of Credit Risk: Each Fund places its cash with a banking institution, which is insured by Federal Deposit Insurance Corporation (FDIC). The FDIC limit is $250,000. At various times throughout the year, the amount on deposit may exceed the FDIC limit and subject the Fund to a credit risk. The Funds do not believe that such deposits are subject to any unusual risk associated with investment activities.

Trust Expenses: Some expenses of the Trust can be directly attributed to a Fund. Expenses that cannot be directly attributed to a Fund are apportioned among all funds in the Trust based on average net assets of each fund.

Fund Expenses: Some expenses can be directly attributed to a Fund and are apportioned among the classes based on average net assets of each class.

Class Expenses: Expenses that are specific to a class of shares are charged directly to that share class. Fees provided under the shareholder service plan for a particular class of a Fund are charged to the operations of such class.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis) for financial reporting purposes. Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date, or for certain foreign securities, as soon as information is available to a Fund. All of the realized and unrealized gains and losses and net investment income are allocated daily to each class in proportion to its average daily net assets.

Distributions to Shareholders: The Clarkston Partners Fund, Clarkston Fund and Clarkston Founders Fund normally pay dividends, if any, and distribute capital gains, if any, on an annual basis. The Clarkston Select Fund normally pays dividends, if any, on a quarterly basis and distributes capital gains, if any, on an annual basis. Income dividend distributions are derived from interest, dividends and other income the Funds receive from their investments, including short-term capital gains. Long-term capital gain distributions are derived from gains realized when a Fund sells a security it has owned for more than one year. A Fund may make additional distributions and dividends at other times if its portfolio manager or managers believe doing so may be necessary for the Fund to avoid or reduce taxes.

DDJ OPPORTUNISTIC HIGH YIELD FUND

PORTFOLIO OF INVESTMENTS

June 30, 2018 (UNAUDITED)

	Shares	Value (Note 2)
COMMON STOCKS (4.04%)
Materials (4.04%)
Real Alloy Holding, Inc.(a)(b)(c)(d)(e)	3	$102,750
Specialty Steel Holdco, Inc.(a)(b)(c)(d)(e)	1	265,886

Total Materials		368,636

TOTAL COMMON STOCKS
(Cost $237,204)		368,636

	Rate	Maturity Date	Principal Amount	Value (Note 2)
BANK LOANS (41.63%)
Aerospace & Defense (0.11%)
Jazz Acquisition, Inc. - Term Loan (Second Lien)	3M US L + 6.75%, 1.00% Floor	06/19/2022	$10,000	$9,650
Total Aerospace & Defense				9,650

Communications (2.97%)
MH Sub I LLC (Micro Holding Corp.) - Initial Term Loan (Second Lien)	1M US L + 7.50%, 1.00% Floor	09/15/2025	90,000	90,956
Ten-X LLC - Term Loan (Second Lien)(a)(c)(e)	1M US L + 8.00%, 1.00% Floor	09/29/2025	180,000	180,000
Total Communications				270,956

Consumer, Cyclical (5.98%)
DexKo Global, Inc. - Term B Loan (Second Lien)(a)	3M US L + 8.25%, 1.00% Floor	07/24/2025	110,000	111,650
Genoa Healthcare - Initial Term Loan (Second Lien)	1M US L + 8.00%, 1.00% Floor	10/28/2024	90,000	91,350
KUEHG Corp. (MergerSub, Inc.) - Tranche B Term Loan (Second Lien)	3M US L + 8.25%, 1.00% Floor	08/22/2025	70,000	71,225
Parq Holdings, Ltd. - Closing Date Term Loan (First Lien)(a)	3M US L + 7.50%, 1.00% Floor	12/17/2020	159,114	159,512
Truck Hero, Inc. - Term Loan (Second Lien)(a)	1M US L + 8.25%, 1.00% Floor	04/21/2025	110,000	111,375
Total Consumer, Cyclical				545,112

	Rate	Maturity Date	Principal Amount	Value (Note 2)
Consumer, Non-cyclical (12.92%)
Aveanna Healthcare LLC (BCPE Eagle Buyer LLC) - Term Loan (Second Lien)(a)	1M US L + 8.00%, 1.00% Floor	03/13/2025	$120,000	$118,950
Lanai Holdings III, Inc. - Initial Term Loan (Second Lien)(a)(c)(e)	3M US L + 8.50%, 1.00% Floor	08/28/2023	160,000	150,400
Learning Care Group (U.S.) No. 2, Inc. - Initial Term Loan (Second Lien)(a)(e)	1M US L + 7.50%, 1.00% Floor	03/13/2026	110,000	110,275
One Call Corporation - Extended Term Loan (First Lien)(f)	1M US L + 5.25%, 1.00% Floor	11/27/2022	216,921	208,244
Packaging Coordinators Midco, Inc. - Term Loan (Second Lien)(a)(c)	3M US L + 8.75%, 1.00% Floor	07/01/2024	140,000	140,000
Parfums Holding Company, Inc. -Term Loan (Second Lien)	1M US L + 8.75%, 1.00% Floor	06/30/2025	100,000	101,188
U.S. Renal Care, Inc. - Term Loan (Second Lien)(a)	3M US L + 8.00%, 1.00% Floor	12/29/2023	350,000	350,438
Total Consumer, Non-cyclical				1,179,495

Energy (0.78%)
Foresight Energy LLC - Term Loan	3M US L + 5.75%, 1.00% Floor	03/28/2022	71,539	71,238
Total Energy				71,238

Financials (4.49%)
Asurion, LLC - Replacement B-2 Term Loan (Second Lien)(a)(f)	1M US L + 6.00%	08/04/2025	235,000	238,819
Focus Financial Partners LLC - Term Loan (Second Lien)	3M US L + 7.50%, 1.00% Floor	05/22/2025	80,000	80,800
Zest Acquisition Corp. - Initial Term Loan (Second Lien)(a)	3M US L + 7.50%, 1.00% Floor	03/13/2026	90,000	89,775
Total Financials				409,394

Health Care (1.87%)
Dentalcorp of Canada ULC - Initial Term Loan (Second Lien)(a)(f)	3M US L + 7.50%, 1.00% Floor	06/08/2026	100,000	100,000
PharMerica Corp. - Term Loan (Second Lien)	1M US L + 7.75%, 1.00% Floor	12/05/2025	70,000	70,190
Total Health Care				170,190

Industrials (5.20%)
Deliver Buyer, Inc. - Term Loan(f)	3M US L + 5.00%, 1.00% Floor	05/01/2024	80,000	80,050
Engineered Machinery Holdings, Inc. - Initial Term Loan (Second Lien)	3M US L + 7.25%, 1.00% Floor	07/18/2025	115,812	116,536
Lully Finance S.A.R.L. (Lully Finance) - Initial Term B-1 Loan (Second Lien)(a)	1M US L + 8.50%, 1.00% Floor	10/16/2023	140,000	139,650
Utex Industries, Inc. - Initial Loan (Second Lien)(f)	1M US L + 7.25%, 1.00% Floor	05/20/2022	140,000	137,783
Total Industrials				474,019

	Rate	Maturity Date	Principal Amount	Value (Note 2)
Materials (0.33%)
Miami Valley Steel Services, Inc. - Term Loan(a)(c)(e)	3M US L + 9.00%, 1.00% Floor	01/20/2023	$8,990	$8,990
New Arclin U.S. Holding Corp. - Second Lien Term Loan	3M US L + 8.75%, 1.00% Floor	02/14/2025	20,400	20,706
Total Materials				29,696

Technology (6.98%)
Evergreen Skills Lux S.A.R.L. - Initial Term Loan (First Lien)	1M US L + 4.75%, 1.00% Floor	04/28/2021	141,856	134,542
Evergreen Skills Lux S.A.R.L. - Initial Term Loan (Second Lien)	1M US L + 8.25%, 1.00% Floor	04/28/2022	59,990	50,413
Masergy Holdings, Inc. - Initial Loan (Second Lien)	3M US L + 7.50%, 1.00% Floor	12/16/2024	125,585	126,370
Optiv, Inc. - Initial Term Loan (Second Lien)	1M US L + 7.25%, 1.00% Floor	01/31/2025	50,000	48,531
Peak 10 Holding Corp. - Initial Term Loan (Second Lien)	3M US L + 7.25%, 1.00% Floor	08/01/2025	110,000	109,615
TierPoint LLC - Initial Term Loan (Second Lien)	1M US L + 7.25%, 1.00% Floor	05/05/2025	170,000	168,460
Total Technology				637,931

TOTAL BANK LOANS
(Cost $3,748,797)				3,797,681

HIGH YIELD BONDS AND NOTES (51.92%)
Communications (7.35%)
CenturyLink, Inc., Series G	6.875%	01/15/2028	$180,000	166,500
GTT Communications, Inc.(g)	7.875%	12/31/2024	160,000	159,200
Townsquare Media, Inc.(g)	6.500%	04/01/2023	120,000	108,450
Urban One, Inc.(g)	9.250%	02/15/2020	195,000	190,124
Zayo Group LLC / Zayo Capital, Inc.	6.375%	05/15/2025	45,000	46,013
Total Communications				670,287

Consumer, Cyclical (5.88%)
American Tire Distributors, Inc.(g)	10.250%	03/01/2022	345,000	77,625
Carlson Travel, Inc.(g)	9.500%	12/15/2024	210,000	190,575
Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp.(g)	10.250%	11/15/2022	155,000	168,175
Sportsnet(a)(c)(d)(e)	10.250%	01/15/2025	100,000	100,000
Total Consumer, Cyclical				536,375

	Rate	Maturity Date	Principal Amount	Value (Note 2)
Consumer, Non-cyclical (15.65%)
Eagle Holding Co. II LLC(g)(h)	Cash 7.625% + PIK 8.375%	05/15/2022	$80,000	$81,016
High Ridge Brands Co.(g)	8.875%	03/15/2025	365,000	164,250
Midas Intermediate Holdco II LLC / Midas Intermediate Holdco II Finance, Inc.(g)	7.875%	10/01/2022	165,000	160,050
MPH Acquisition Holdings LLC(g)	7.125%	06/01/2024	150,000	154,125
One Call Corp., Series AI	10.000%	10/01/2024	166,000	144,213
One Call Corp., Series AI(e)	7.500%	07/01/2024	64,000	63,520
RegionalCare Hospital Partners Holdings, Inc.(g)	8.250%	05/01/2023	175,000	184,952
Surgery Center Holdings, Inc.(g)	6.750%	07/01/2025	175,000	166,906
Team Health Holdings, Inc.(g)	6.375%	02/01/2025	190,000	164,350
Vizient, Inc.(g)	10.375%	03/01/2024	130,000	143,975
Total Consumer, Non-cyclical				1,427,357

Energy (2.41%)
Foresight Energy LLC / Foresight Energy(g)	11.500%	04/01/2023	110,000	97,900
MEG Energy Corp.(g)	7.000%	03/31/2024	130,000	122,038
Total Energy				219,938

Financials (5.24%)
Alliant Holdings Intermediate LLC(g)	8.250%	08/01/2023	155,000	160,406
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC(g)	7.125%	12/15/2024	75,000	69,000
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC	8.250%	10/15/2023	165,000	158,433
USIS Merger Sub, Inc.(g)	6.875%	05/01/2025	90,000	89,775
Total Financials				477,614

Industrials (3.82%)
Optimas OE Solutions Holding LLC / Optimas OE Solutions, Inc.(g)	8.625%	06/01/2021	180,000	183,600
TransDigm, Inc.	6.375%	06/15/2026	70,000	69,650
Xerium Technologies, Inc.	9.500%	08/15/2021	90,000	95,063
Total Industrials				348,313

	Rate	Maturity Date	Principal Amount	Value (Note 2)
Materials (8.52%)
Century Aluminum Co.(g)	7.500%	06/01/2021	$90,000	$91,125
Hexion, Inc.	6.625%	04/15/2020	200,000	187,779
Joseph T Ryerson & Son, Inc.(g)	11.000%	05/15/2022	40,000	44,100
Material Sciences Corp.(a)(c)(d)(e)(f)(h)	Cash 9.000% + PIK 5.00%	06/22/2022	107,945	113,882
Real Alloy Holding, Inc.(a)(c)(d)(e)(g)(h)(i)	10.000%	01/15/2019	77,000	–
Real Alloy Holding, Inc.(a)(c)(d)(e)(h)	3M US L +10.00% or PIK L+12.00%, 1.00% Floor	11/28/2023	130,000	130,000
Specialty Steel Holdco, Inc.(a)(c)(e)	11.620%	11/15/2022	210,000	210,000
Total Materials				776,886

Technology (1.24%)
RP Crown Parent LLC(g)	7.375%	10/15/2024	110,000	113,542
Total Technology				113,542

Utilities (1.81%)
Calpine Corp.	5.750%	01/15/2025	180,000	165,038
Total Utilities				165,038

TOTAL HIGH YIELD BONDS AND NOTES
(Cost $5,171,576)				4,735,350

	Shares	Value (Note 2)
WARRANT (0.19%)
Industrials (0.19%)
Material Sciences Corp., Strike Price: $0.01, Expires 12/22/2036(a)(b)(c)(d)(e)	5,549	17,202

TOTAL WARRANT
(Cost $9,863)		17,202

TOTAL INVESTMENTS (97.78%)
(Cost $9,167,440)		$8,918,869

Other Assets In Excess Of Liabilities (2.22%)		202,603

NET ASSETS (100.00%)		$9,121,472

(a)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 assets. See also footnote 2 to the financial statements for additional information.
(b)	Non-income producing security.
(c)	Fair valued security under the procedures approved by the Fund's Board of Trustees.

(d)	Security deemed to be restricted as of June 30, 2018. As of June 30, 2018, the market value of restricted securities in the aggregate was $729,720, representing 8.00% of the Fund’s net assets. Additional information on restricted securities can be found in Note 2. Significant Accounting Policies.
(e)	Security deemed to be illiquid under the procedures approved by the Fund's Board of Trustees. As of June 30, 2018, the market value of illiquid securities in the aggregate was $1,452,905, representing 15.93% of the Fund's net assets.
(f)	All or a portion of this position has not settled as of June 30, 2018. The interest rate shown represents the stated spread over the London Interbank Offered Rate ("LIBOR" or "L") or the applicable LIBOR floor; the Fund will not accrue interest until the settlement date, at which point LIBOR will be established.
(g)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2018, the market value of securities restricted under Rule 144A in the aggregate was $3,085,259, representing 33.82% of the Fund's net assets. These securities have been determined to be liquid pursuant to procedures adopted by the Board.
(h)	Payment in-kind.
(i)	Security is currently in default.

Investment Abbreviations:

LIBOR - London Interbank Offered Rate

PIK - Payment in-kind

LIBOR Rates:

1M US L - 1 Month LIBOR as of June 30, 2018 was 2.09%

3M US L - 3 Month LIBOR as of June 30, 2018 was 2.34%

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indices or ratings group indices, and/or as defined by the Fund's management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of the Fund's net assets. (Unaudited)

See Notes to Quarterly Portfolio of Investments.

Notes to Quarterly Portfolio of Investments

June 30, 2018 (Unaudited)

1. ORGANIZATION

ALPS Series Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of multiple separate portfolios or series. This quarterly report describes the DDJ Opportunistic High Yield Fund (the “Fund”). The Fund’s primary investment objective is overall total return consisting of a high level of current income together with long-term capital appreciation. The Fund currently offers Class I shares, Class II shares and Institutional Class shares. Each share class has identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. The Board of Trustees (the “Board”) may establish additional funds and classes of shares at any time in the future without shareholder approval.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America for investment companies (“U.S. GAAP”). The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements.

Investment Valuation: The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board, which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more broker-dealers that make a market in the security.

Loans are primarily valued by using a composite loan price from a nationally recognized loan pricing service. The methodology used by the Funds’ nationally recognized loan pricing provider for composite loan prices is to value loans at the mean of the bid and ask prices from one or more third party pricing services or dealers.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

When such prices or quotations are not available, or when the Fair Value Committee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1	–	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2	–	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly); and

Level 3	–	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2018:

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks
Materials	$–	$–	$368,636	$368,636
Bank Loans
Aerospace & Defense	–	9,650	–	9,650
Communications	–	90,956	180,000	270,956
Consumer, Cyclical	–	162,575	382,537	545,112
Consumer, Non-cyclical	–	309,432	870,063	1,179,495
Energy	–	71,238	–	71,238
Financials	–	80,800	328,594	409,394
Health Care	–	70,190	100,000	170,190
Industrials	–	334,369	139,650	474,019
Materials	–	20,706	8,990	29,696
Technology	–	637,931	–	637,931
High Yield Bonds And Notes
Communications	–	670,287	–	670,287
Consumer, Cyclical	–	436,375	100,000	536,375
Consumer, Non-cyclical	–	1,427,357	–	1,427,357
Energy	–	219,938	–	219,938
Financials	–	477,614	–	477,614
Industrials	–	348,313	–	348,313
Materials	–	323,004	453,882	776,886
Technology	–	113,542	–	113,542
Utilities	–	165,038	–	165,038
Warrant
Materials	–	–	17,202	17,202
TOTAL	$–	$5,969,315	$2,949,554	$8,918,869

The Fund recognizes transfers between levels as of the end of the period. For the period ended June 30, 2018, the Fund did not have any transfers between Level 1 and Level 2 securities. The following is a reconciliation of assets in which Level 3 inputs were used in determining value:

DDJ Opportunistic High Yield Fund	Common Stock	Bank Loans	High Yield Bonds	Warrant	Total
Balance as of September 30, 2017	$-	$1,543,825	$243,155	$7,436	$1,794,416
Accrued discount/ premium	-	1,264	1,079	-	$2,343
Return of Capital	-	-	-	-	$-
Realized Gain/(Loss)	-	708	(1,655)	-	$(947)
Change in Unrealized Appreciation/(Depreciation)	131,432	9,756	(3,111)	9,766	$147,843
Purchases	237,204	746,894	448,289	-	$1,432,387
Sales Proceeds	-	(550,076)	(133,875)	-	$(683,951)
Transfer into Level 3	-	500,838	-	-	$500,838
Transfer out of Level 3	-	(243,375)	-	-	$(243,375)
Balance as of June 30, 2018	$368,636	$2,009,834	$553,882	$17,202	$2,949,554

Information about Level 3 measurements as of June 30, 2018:

Asset Class	Market Value	Valuation Technique	Unobservable Input(s)(a)	Value/Range
Common Stock	$368,636	Market Analysis, Discounted Cash Flow Analysis	Discount Rate, EBITDA Multiple	18.4%, 9.9x
Bank Loans	$1,530,443	Third-Party Vendor Pricing Service	Vendor Quotes	N/A
Bank Loans	$479,391	Market Analysis	Market Data of Similar Companies	N/A
High Yield Bonds	$553,882	Market Analysis	Market Data of Similar Companies	N/A
Warrant	$17,202	Transaction Analysis	Intrinsic Value, Discount Rate	N/A

(a)	A change to an unobservable input may result in a significant change to the value of the investment as follows:

Unobservable Input	Impact to Value if Input Increases	Impact to Value if Input Decreases
Market Data of Similar Companies	Increase	Decrease
Vendor Quotes	Increase	Decrease
Discount Rate	Decrease	Increase
EBITDA Multiple	Increase	Decrease
Intrinsic Value	Increase	Decrease

Cash & Cash Equivalents: The Fund considers its investment in a FDIC insured interest bearing account to be cash and cash equivalents. Cash and cash equivalents are valued at cost plus any accrued interest. The Fund maintains cash balances, which, at times may exceed federally insured limits. The Fund maintains these balances with a high quality financial institution.

Concentration of Credit Risk: The Fund places its cash with a banking institution, which is insured by Federal Deposit Insurance Corporation (FDIC). The FDIC limit is $250,000. At various times throughout the year, the amount on deposit may exceed the FDIC limit and subject the Fund to a credit risk. The Fund does not believe that such deposits are subject to any unusual risk associated with investment activities.

Trust Expenses: Some expenses of the Trust can be directly attributed to the Fund. Expenses that cannot be directly attributed to the Fund are apportioned among all funds in the Trust based on average net assets of each fund, including Trustees’ fees and expenses.

Fund Expenses: Some expenses can be directly attributed to the Fund and are apportioned among the classes based on average net assets of each class.

Class Expenses: Expenses that are specific to a class of shares are charged directly to that share class. Fees provided under the distribution (Rule 12b-1) and/or shareholder service plans for a particular class of the Fund are charged to the operations of such class.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date, or for certain foreign securities, as soon as information is available to the Fund. All of the realized and unrealized gains and losses and net investment income are allocated daily to each class in proportion to its average daily net assets.

Distributions to Shareholders: The Fund normally pays dividends, if any, monthly, and distributes capital gains, if any, on an annual basis. Income dividend distributions are derived from interest and other income the Fund receives from its investments, including short term capital gains. Long term capital gain distributions are derived from gains realized when the Fund sells a security it has owned for more than one year. The Fund may make additional distributions and dividends at other times if its investment advisor has determined that doing so may be necessary for the Fund to avoid or reduce taxes. Net investment income/(loss) and net realized gain/(loss) may differ for financial statement and tax purposes.

Loan Assignments: The Fund acquires loans via loan assignments. The Fund considers loans acquired via assignment to be investments in debt instruments. When the Fund purchases loans from lenders via assignment, the Fund will acquire direct rights against the borrower on the loan except that under certain circumstances such rights may be more limited than those held by the assigning lender.

Loans and debt instruments are subject to credit risk. Credit risk relates to the ability of the borrower under such a loan or debt instrument to make interest and principal payments as they become due.

As of June 30, 2018, the Fund held $3,797,681, or 41.63% of the Fund’s net assets, in loans acquired via assignments.

Liquidity Risk: Liquidity risk exists when particular investments are difficult to sell. The Fund may not be able to sell these investments at the best prices or at the value the Fund places on them. In such a market, the value of such investments and the Fund’s share price may fall dramatically, even during periods of declining interest rates. Investments that are illiquid or that trade in lower volumes may be more difficult to value. The market for high yield securities in particular may be less liquid and therefore these securities may be harder to value or sell at an acceptable price, especially during times of market volatility or decline.

Restricted Securities: Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense, either upon demand by its holders or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid. The Fund will not incur any registration costs upon such resale. The Fund’s restricted securities are valued at the price provided by pricing services or dealers in the secondary market or, if no market prices are available, at the fair value price as determined by the Fund’s investment advisor or pursuant to the Fund’s fair value policy, subject to oversight by the Board of Trustees. The Fund has acquired certain securities, the sale of which is restricted under applicable provisions of the Securities Act of 1933. It is possible that the fair value price may differ significantly from the amount that may ultimately be realized by any sale conducted in the near term, and the difference could be material.

Restricted securities under Rule 144A, including the aggregate value and percentage of net assets that such securities represent of the Fund, have been identified in the Schedule of Investments.

INSIGNIA MACRO FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS

June 30, 2018 (UNAUDITED)

	Principal Amount	Value (Note 2)
ASSET-BACKED SECURITIES (19.81%)
Automobile (11.73%)
Ally Master Owner Trust
Series 2015-2, 1.830% 01/15/2021	$95,000	$94,606
BMW Vehicle Lease Trust
Series 2016-1, 1.510% 08/20/2018	220,000	219,809
CarMax Auto Owner Trust
Series 2016-2, 1.520% 10/15/2019	93,596	92,917
Series 2015-4, 1.560% 05/15/2019	207,943	206,975
Ford Credit Auto Owner Trust
Series 2016-A, 1.390% 07/15/2020	101,239	100,787
Series 2014-C, 1.970% 04/15/2020	230,000	229,303
Ford Credit Floorplan Master Owner Trust
Series 2016-5, 1M US L + 0.46% 11/15/2019(a)	170,000	170,521
Honda Auto Receivables Trust
Series 2016-4, 1.210% 12/18/2019	400,000	395,773
Hyundai Auto Receivables Trust
Series 2015-B A3, 1.120% 11/15/2019	76,454	76,322
Series 2015-C, 1.460% 02/18/2020	29,806	29,732
Series 2017-B, 1.570% 08/17/2020	80,913	80,557
Nissan Auto Receivables Owner Trust
Series 2015-A, 1.050% 10/15/2019	39,237	39,194
Series 2016-C, 1.180% 11/15/2019	151,417	149,752
Series 2016-A, 1.340% 10/15/2020	152,243	151,287
Nissan Master Owner Trust Receivables
Series 2016-A, 1M US L + 0.64% 06/17/2019(a)	125,000	125,476
Toyota Auto Receivables Owner Trust
Series 2016-D, 1.230% 10/15/2020	460,000	456,208
World Omni Auto Receivables Trust
Series 2015-B, 1.490% 12/15/2020	87,251	86,943
Total Automobile		2,706,162

Credit Card (8.08%)
Bank of America Credit Card Trust
Series 2014-A1, 1M US L + 0.38% 01/15/2019(a)	360,000	360,604
Capital One Multi-Asset Execution Trust
Series 2016-A3, 1.340% 06/17/2019	230,000	227,039
Chase Issuance Trust
Series 2016-A2, 1.370% 06/17/2019	420,000	414,825
Citibank Credit Card Issuance Trust
Series 2017-A2, 1.740% 01/17/2019	390,000	388,384
Discover Card Execution Note Trust
Series 2015-A3, 1.450% 09/17/2018	215,000	214,545
Series 2016-A2, 1M US L + 0.54% 03/15/2019(a)	155,000	155,438
World Financial Network Credit Card Master Trust
Series 2012-C, 2.230% 10/15/2018	105,000	104,917
Total Credit Card		1,865,752

TOTAL ASSET-BACKED SECURITIES
(Cost $4,583,669)		4,571,914

CORPORATE BONDS (48.03%)
Communications (5.60%)
AT&T, Inc., Sr. Unsec. Notes
3M US L + 0.93% 06/30/2020(a)	455,000	460,217

	Principal Amount	Value (Note 2)
Communications (continued)
Cisco Systems, Inc., Sr. Unsec. Notes
2.125%03/01/2019	$270,000	$269,353
Time Warner Cable LLC, Sr. Sec. Notes
2.100%06/01/2019	200,000	198,650
6.750%07/01/2018	365,000	365,000
Total Communications		1,293,220

Consumer, Cyclical (3.48%)
Dollar Tree Inc., Sr. Unsec. Notes
3M US L + 0.70% 04/17/2020(a)	105,000	105,219
General Motors Co., Sr. Unsec. Notes
3.500%10/02/2018	195,000	195,382
3M US L + 0.80% 08/07/2020(a)	105,000	105,382
Newell Brands Inc., Sr. Unsec. Notes
2.600%03/29/2019	221,000	220,264
Whirlpool Corp., Sr. Unsec. Notes
2.400%03/01/2019	177,000	176,562
Total Consumer, Cyclical		802,809

Consumer, Non-cyclical (9.25%)
Abbott Laboratories, Sr. Unsec. Notes
2.350%11/22/2019	61,000	60,662
Allergan Funding SCS, Sr. Unsec. Notes
3M US L + 1.225% 03/12/2020(a)	395,000	399,369
Becton Dickinson and Co., Sr. Unsec. Notes
3M US L + 0.875% 12/29/2020(a)	130,000	130,243
CVS Health Corp., Sr. Unsec. Notes
1.900%07/20/2018	190,000	189,963
3M US L + 0.63% 03/09/2020(a)	100,000	100,410
Equifax, Inc., Sr. Unsec. Notes
3M US L + 0.87% 08/15/2021(a)	214,000	214,735
Glaxosmithkline Capital PLC, Sr. Sec. Notes
3M US L + 0.35% 05/14/2021(a)	185,000	185,613
Kraft Heinz Foods Co., Sr. Sec. Notes
3M US L + 0.42% 08/09/2019(a)	200,000	200,129
Kroger Co., Sr. Unsec. Notes
2.000%01/15/2019	250,000	248,838
Tyson Foods, Inc., Sr. Unsec. Notes
3M US L + 0.55% 06/02/2020(a)	285,000	285,521
Zimmer Biomet Holdings, Inc., Sr. Unsec. Notes
3M US L + 0.75% 03/19/2021(a)	120,000	120,215
Total Consumer, Non-cyclical		2,135,698

Energy (1.17%)
Buckeye Partners LP, Sr. Unsec. Notes
2.650%11/15/2018	195,000	194,808
Phillips 66, Sr. Unsec. Notes
3M US L + 0.60% 02/26/2021(a)	75,000	75,124
Total Energy		269,932

	Principal Amount	Value (Note 2)
Financial (22.48%)
American Express Credit Corp., Sr. Unsec. Notes
Series F, 3M US L + 1.05% 09/14/2020(a)	$195,000	$198,314
Bank of America Corp., Sr. Unsec. Notes
3M US L + 1.00% 04/24/2023(a)	290,000	293,210
Barclays Bank PLC, Sr. Unsec. Notes
Series GMTN, 3M US L + 0.55% 08/07/2019(a)	180,000	180,558
BB&T Corp., Sr. Unsec. Notes
Series C, 2.250% 02/01/2019	175,000	174,574
BNP Paribas SA, Sr. Sec. Notes
2.400%12/12/2018	155,000	154,925
Branch Banking & Trust Co., Sr. Unsec. Notes
3M US L + 0.45% 01/15/2020(a)	250,000	251,034
Charles Schwab Corp., Sr. Unsec. Notes
3M US L + 0.32% 05/21/2021(a)	115,000	115,515
Citigroup, Inc., Sr. Unsec. Notes
2.500%09/26/2018	60,000	59,986
3M US L + 1.07% 12/08/2021(a)	290,000	294,460
The Goldman Sachs Group, Inc., Sr. Unsec. Notes
Series FRN, 3M US L + 1.77% 02/25/2021(a)	340,000	351,230
Intercontinental Exchange, Inc., Sr. Sec. Notes
2.500%10/15/2018	195,000	195,034
International Lease Finance Corp., Sr. Unsec. Notes
5.875%04/01/2019	145,000	147,995
JPMorgan Chase & Co., Sr. Unsec. Notes
3M US L + 1.48% 03/01/2021(a)	455,000	467,803
Nomura Holdings, Inc., Sr. Unsec. Notes
Series GMTN, 2.750% 03/19/2019	195,000	194,973
Royal Bank of Canada, Sr. Unsec. Notes
Series GMTN, 1.800% 07/30/2018	310,000	309,865
Senior Housing Properties Trust, Sr. Unsec. Notes
3.250%05/01/2019	195,000	194,904
Sumitomo Mitsui Financial Group, Inc., Sr. Unsec. Notes
3M US L + 1.68% 03/09/2021(a)	285,000	293,949
Toronto-Dominion Bank, Sr. Unsec. Notes
3M US L + 0.15% 10/24/2019(a)	245,000	244,836
US Bancorp, Sr. Unsec. Notes
3M US L + 0.64% 01/24/2022(a)	525,000	529,878
Wells Fargo & Co., Sr. Unsec. Notes
2.125%04/22/2019	195,000	193,909
Welltower, Inc., Sr. Unsec. Notes
4.125%04/01/2019	95,000	95,570
Westpac Banking Corp., Sr. Unsec. Notes
2.250%07/30/2018	245,000	245,012
Total Financial		5,187,534

Industrial (5.29%)
Roper Technologies, Inc., Sr. Unsec. Notes
2.050%10/01/2018	295,000	294,650
Spirit Aerosystems, Inc., Sr. Sec. Notes
3M US L + 0.80% 06/15/2021(a)	200,000	200,389

	Principal Amount	Value (Note 2)
Industrial (continued)
United Technologies Corp., Sr. Unsec. Notes
3M US L + 0.35% 11/01/2019(a)	$410,000	$411,461
Vulcan Materials Co., Sr. Unsec. Notes
3M US L + 0.60% 06/15/2020(a)	210,000	209,780
3M US L + 0.65% 03/01/2021(a)	105,000	105,212
Total Industrial		1,221,492

Technology (0.76%)
Apple, Inc., Sr. Unsec. Notes
3M US L + 0.50% 02/09/2022(a)	174,000	176,238

TOTAL CORPORATE BONDS
(Cost $11,059,341)		11,086,923

MORTGAGE-BACKED SECURITIES (5.19%)
Commercial (0.50%)
COMM Mortgage Trust
Series 2013-CR6, 2.122% 02/10/2018	28,319	28,298
Series 2013-LC13, 3.009% 10/10/2018	86,782	86,783
Total Commercial		115,081

U.S. Government Agency (4.69%)
Fannie Mae Connecticut Avenue Securities
Series 2017-C05, 1M US L + 0.55% 01/25/2030(a)	245,040	245,152
Series 2014-C02, 1M US L + 0.95% 05/25/2024(a)	87,729	87,985
Series 2017-C03, 1M US L + 0.95% 10/25/2029(a)	206,685	207,885
Series 2016-C06, 1M US L + 1.30% 04/25/2029(a)	281,730	284,196
Series 2013-C01, 1M US L + 2.00% 10/25/2023(a)	61,499	61,764
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2018-HQA1, 1M US L + 0.70% 09/25/2030(a)	195,688	195,894
Total U.S. Government Agency		1,082,876

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $1,195,749)		1,197,957

TOTAL INVESTMENTS (73.03%)
(Cost $16,838,759)		$16,856,794

Other Assets In Excess Of Liabilities (26.97%)		6,224,441	(b)

NET ASSETS (100.00%)		$23,081,235

(a)	Floating or variable rate security. The reference rate is described below. The rate in effect as of June 30, 2018 is based on the reference rate plus the displayed spread as of the security’s last reset date.
(b)	Includes cash which is being held as collateral for swap contracts.

Investment Abbreviations:

LIBOR - London Interbank Offered Rate

LIBOR Rates:

1M US L - 1 Month LIBOR as of June 30, 2018 was 2.09%

3M US L - 3 Month LIBOR as of June 30, 2018 was 2.34%

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indices or ratings group indices, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of the Fund's net assets. (Unaudited)

See Notes to Quarterly Consolidated Portfolio of Investments.

TOTAL RETURN SWAP CONTRACTS

Total return swap with Deutsche Bank AG, London Branch. The swap provides exposure to the total returns on a basket of independent managers that is calculated on a daily basis with reference to a customized index that is also proprietary to Deutsche Bank. The basket is comprised of a diversified collection of global macroeconomic and managed futures trading strategies including discretionary and systematic trading programs. Under the terms of the swap, the adviser has the ability to periodically adjust the notional level of the swap, the notional allocation to each manager and the mix of trading programs. The swap was effective on March 5, 2014 and has a term of five years unless earlier terminated. Early termination may be triggered by either party. In addition, the swap provides for a 0.50% fee paid to Deutsche Bank in exchange for the return on the custom basket. (Notional Value $20,217,983) (Value $20,203,382)

Exposure by Manager

Underlying Manager	Exposure	Strategy Description
H2O Asset Management	28.9%	Discretionary Macro | Fundamental
QMS Capital Management	22.9%	Quantitative | Fundamental & Technical Models
Quantitative Investment Management	19.0%	Fundamental & Technical Models
Abraham Trading Company	14.1%	Quantitative | Technical Models
Millburn Ridgefield Corporation	15.7%	Quantitative | Technical Models

Custom Index Exposure by Type
	Number of Contracts	Notional Amount	Percentage Value	Expiration Date
Agricultural Futures
Short
Coffee C Future	10.42	452,170	0.08%	9/18/2018
Corn Future	29.23	543,826	0.10%	12/14/2018
Soybeans Future	27.21	1,207,183	0.22%	11/14/2018
	66.86	2,203,179	0.41%

Bond Futures
Long
10 year Australian Treasury Bond Future	0.46	458,946	0.09%	9/17/2018
10 year Italian Bond Future	21.58	2,747,319	0.51%	9/6/2018
Euro-BOBL Future	3.22	425,217	0.08%	9/6/2018
Long Gilt Future	4.03	495,353	0.09%	9/26/2018
	29.28	4,126,835	0.77%

Short
10 year Canadian Govt Bond Future	13.96	1,910,041	0.35%	9/19/2018
10 year Japanese Government Bond Future	1.72	258,859,662	48.05%	9/12/2018
10 year US Treasury Notes Future	34.94	4,198,601	0.78%	9/19/2018
2 year Euro-Schatz Future	156.53	17,545,287	3.26%	9/6/2018
3 year Australian Treasury Bond Future	25.69	7,766,913	1.44%	9/17/2018
30 year US Treasury Bonds Future	6.62	960,210	0.18%	9/19/2018
5 year US Treasury Notes Future	96.15	10,920,750	2.03%	9/28/2018
Euro-BUND Future	8.34	1,356,010	0.25%	9/6/2018
	343.95	303,517,472	56.34%

Energy Futures
Long
Brent Crude Monthly Future	54.12	4,270,874	0.79%	8/31/2018
Gasoil Monthly Future	16.03	1,085,883	0.20%	8/10/2018
Light Sweet Crude Oil (WTI) Future	28.39	2,065,799	0.38%	8/21/2018
NY Harbour ULSD Future	6.54	609,394	0.11%	8/31/2018
	105.08	8,031,950	1.49%

Short
Brent Crude Monthly Future	44.06	3,492,135	0.65%	7/31/2018
Gasoil Monthly Future	13.30	899,768	0.17%	7/12/2018
Light Sweet Crude Oil (WTI) Future	18.79	1,397,723	0.26%	7/20/2018
	76.15	5,789,625	1.07%

Equity Futures
Long
DAX Index Future	6.05	1,863,214	0.35%	9/21/2018
DJ EURO STOXX Banks Future	225.67	1,243,457	0.23%	9/21/2018
EURO STOXX 50 Index Future	38.11	1,293,771	0.24%	9/21/2018
Nikkei 225 (JPY) Future	0.07	756,313	0.14%	9/13/2018
Nikkei 225 Index	0.17	1,907,938	0.35%	9/13/2018
Nikkei 225 Mini (JPY) Future	9.04	20,162,916	3.74%	9/13/2018
OMXS30	26.02	4,057,119	0.75%	7/20/2018
OSE JPX-Nikkei Index 400 Future	13.40	20,503,449	3.81%	9/13/2018
S&P Canada 60 Index Future	4.34	836,880	0.16%	9/20/2018
TOPIX Future	0.15	2,625,621	0.49%	9/13/2018
	323.02	55,250,677	10.26%

Short
CME E-Mini Russell 2000 Index	36.42	3,020,742	0.56%	9/21/2018
E-mini Dow	5.71	698,943	0.13%	9/21/2018
E-Mini Nasdaq-100	17.13	2,436,046	0.45%	9/21/2018
E-Mini S&P 500	38.23	5,243,460	0.97%	9/21/2018
FTSE 100 Index Future	6.72	511,440	0.09%	9/21/2018
Hang Seng Index	7.26	10,408,702	1.93%	7/30/2018
Nikkei 225 Future	1.23	27,373,682	5.08%	9/13/2018
	112.70	49,693,015	9.22%

FX Futures
Short
CHF/USD	4.16	526,555	0.10%	9/17/2018
JPY/USD	4.34	491,697	0.09%	9/17/2018
	8.50	1,018,252	0.19%

Interest Rate Futures
Long
Eurodollar	18.14	4,425,044	0.82%	9/17/2018
Three Month Canadian Bankers Acceptance Future	12.68	3,102,514	0.58%	12/17/2018
Three Month Euroyen Future	0.67	16,664,273	3.09%	9/14/2018
	31.49	24,191,831	4.49%

Short
3 month Euro (EURIBOR)	36.36	9,113,845	1.69%	6/17/2019
3 month Sterling	66.05	8,173,683	1.52%	6/19/2019
90 Day Bank Accepted Bill Future	39.03	9,338,678	1.73%	12/13/2018
Eurodollar	155.78	37,832,270	7.02%	6/17/2019
Eurodollar	25.02	6,082,101	1.13%	3/18/2019
Eurodollar	11.09	2,698,268	0.50%	12/17/2018
	333.33	73,238,845	13.59%

				Unrealized Depreciation
				(14,601)

Notes to Quarterly Consolidated Portfolio of Investments

June 30, 2018 (Unaudited)

1. ORGANIZATION

ALPS Series Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of multiple separate portfolios or series. This quarterly report describes the Insignia Macro Fund (the “Fund”). The Fund’s primary investment objective is to seek long-term risk-adjusted total return. The Fund currently offers Class A shares and Class I shares. Each share class has identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. The Board of Trustees (the “Board”) may establish additional funds and classes of shares at any time in the future without shareholder approval.

Basis of Consolidation: Insignia Global Macro Offshore Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on September 27, 2013 and is a wholly owned subsidiary of the Fund. The Subsidiary acts as an investment vehicle for the Fund in order to effect certain commodity-related investments on behalf of the Fund. The Fund is the sole shareholder of the Subsidiary, and it is intended that the Fund will remain the sole shareholder and will continue to wholly own and control the Subsidiary. Under the Articles of Association of the Subsidiary, shares issued by the Subsidiary confer upon a shareholder the right to vote at general meetings of the Subsidiary and certain rights in connection with any winding-up or repayment of capital, as well as the right to participate in the profits or assets of the Subsidiary. The Fund may invest up to 25% of its total assets in shares of the Subsidiary. As a wholly owned subsidiary of the Fund, the investments of the Subsidiary are included in the Consolidated Portfolio of Investments of the Fund. All investments held by the Subsidiary are disclosed in the accounts of the Fund. All intercompany accounts and transactions have been eliminated in consolidation. The Subsidiary will be subject to the same investment restrictions and limitations, and follow the same compliance policies and procedures, as the Fund when viewed on a consolidation basis. As of June 30, 2018, net assets of the Fund were $23,081,235, of which $4,937,244, or 21.39%, represented the Fund’s ownership of all issued shares and voting rights of the Subsidiary. The Fund and the Subsidiary are "commodity pools" under the U.S. Commodity Exchange Act, and the Adviser is a "commodity pool operator" registered with and regulated by the CFTC. In addition, the Sub-Adviser is a "commodity trading adviser" registered and regulated by the CFTC.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying consolidated financial statements were prepared in accordance with accounting principles generally accepted in the United States of America for investment companies (“U.S. GAAP”). The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its consolidated financial statements.

Investment Valuation: The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

Over-the-counter swap contracts for which market quotations are readily available are valued based on quotes received from independent pricing services or dealers that make markets in such securities. Total return swap contracts are stated at fair value daily based on the underlying futures, foreign currency and options contracts constituting the contracts' stated index, taking into account fees and expenses associated with the swap agreement.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board, which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more broker dealers that make a market in the security.

When such prices or quotations are not available, or when the fair value committee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly); and

Level 3 – Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2018:

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Asset-Backed Securities	$–	$4,571,914	$–	$4,571,914
Corporate Bonds
Communications	–	1,293,220	–	1,293,220
Consumer, Cyclical	–	802,809	–	802,809
Consumer, Non-cyclical	–	2,135,698	–	2,135,698
Energy	–	269,932	–	269,932
Financial	–	5,187,534	–	5,187,534
Industrial	–	1,221,492	–	1,221,492
Technology	–	176,238	–	176,238
Mortgage-Backed Securities	–	1,197,957	–	1,197,957
TOTAL	$–	$16,856,794	$–	$16,856,794

	Valuation Inputs
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Liabilities:
Total Return Swap Contracts	$–	$(14,601)	$–	$(14,601)
Total	$–	$(14,601)	$–	$(14,601)

The Fund recognizes transfers between levels as of the end of the period. For the period ended June 30, 2018, the Fund did not have any transfers between Level 1 and Level 2 securities. There were no Level 3 securities held during the period.

Cash & Cash Equivalents: The Fund considers its investment in a FDIC insured interest bearing account to be cash and cash equivalents. Cash and cash equivalents are valued at cost plus any accrued interest. The Fund maintains cash balances, which, at times may exceed federally insured limits. The Fund maintains these balances with a high quality financial institution.

Concentration of Credit Risk: The Fund places its cash with a banking institution, which is insured by Federal Deposit Insurance Corporation (FDIC). The FDIC limit is $250,000. At various times throughout the year, the amount on deposit may exceed the FDIC limit and subject the Fund to a credit risk. The Fund does not believe that such deposits are subject to any unusual risk associated with investment activities.

Trust Expenses: Some expenses of the Trust can be directly attributed to the Fund. Expenses that cannot be directly attributed to the Fund are apportioned among all funds in the Trust based on average net assets of each fund.

Fund Expenses: Some expenses can be directly attributed to the Fund and are apportioned among the classes based on average net assets of each class.

Class Expenses: Expenses that are specific to a class of shares are charged directly to that share class. Fees provided under the distribution (Rule 12b-1) and/or shareholder service plans for a particular class of the Fund are charged to the operations of such class.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned using the effective yield method. Dividend income is recognized on the ex-dividend date, or for certain foreign securities, as soon as information is available to the Fund. Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates. All of the realized and unrealized gains and losses and net investment income are allocated daily to each class in proportion to its average daily net assets.

Foreign Securities: The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible re-evaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Currency: Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

Foreign Exchange Transactions: The Fund may enter into foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars. A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate, for settlement generally within two business days. The U.S. dollar value of the contracts is determined using current currency exchange rates supplied by a pricing service. The contract is marked-to-market daily for settlements beyond one day and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Distributions to Shareholders: The Fund normally pays dividends, if any, and distributes capital gains, if any, on an annual basis. Income dividend distributions are derived from interest and other income the Fund receives from its investments, including short term capital gains. Long term capital gain distributions are derived from gains realized when the Fund sells a security it has owned for more than one year. The Fund may make additional distributions and dividends at other times if its portfolio manager or managers believe doing so may be necessary for the Fund to avoid or reduce taxes. Net investment income/(loss) and net realized gain/(loss) may differ for financial statement and tax purposes.

3. DERIVATIVE INSTRUMENTS

The Fund’s investment objectives permit the Fund to enter into various types of derivatives contracts, including, but not limited to, total return swaps and structured notes. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent in derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Risk of Investing in Derivatives: The Fund’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objective, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell or close out the derivative in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. In addition, use of derivatives may increase or decrease exposure to the following risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

Commodity Risk: Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. Prices of various commodities may also be affected by factors, such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments, which are unpredictable. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions.

Foreign Currency Risk: Currency trading involves significant risks, including market risk, interest rate risk, country risk, counterparty credit risk and short sale risk. Market risk results from the price movement of foreign currency values in response to shifting market supply and demand.

Interest Rate Risk: Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of fixed income securities held by the Fund are likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates, and are usually more volatile than equity securities.

Swap Contracts: The Fund enters into swap transactions to seek to increase total return. A total return swap entered into by the Fund is a derivative contract that transfers the market risk of underlying portfolios of futures, forward currency and options contracts (considered the "index" within each total return swap contract) between counterparties. The "notional amount" of each total return swap agreement is the agreed upon amount or value of the index used for calculating the returns that the parties to a swap agreement have agreed to exchange. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net payment to be received by the Fund and/or the termination value at the end of the contract.

The Fund considers the creditworthiness of each counterparty to a contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index. Entering into these agreements involves, to varying degrees, market risk, liquidity risk and elements of credit, legal and documentation risk.

The Fund may pay or receive cash as collateral on these contracts which may be recorded as an asset and/or liability. The Fund must set aside liquid assets, or engage in other appropriate measures, to cover its obligations under these contracts. Swaps are marked-to-market daily and changes in value, including the accrual of periodic amounts of interest, are recorded daily based on the value of the index on which the total return swap is referenced, as defined within the total return swap agreement between the counterparties. The composition of the index may vary based on how the underlying portfolio of futures, forward currency and options contracts is traded. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”). Each day the Fund may pay or receive cash, equal to the variation margin of the centrally cleared swap. OTC swap payments received or paid at the beginning of the measurement period represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, interest rates, and other relevant factors).

Generally, the basis of the OTC swaps is the unamortized premium received or paid. The periodic swap payments received or made by the Fund are recorded as realized gains or losses, respectively. Cash settlement transfers are recorded as prepaid swap premiums and are recognized as realized gains and losses at the termination of the swap. Any upfront fees paid are recorded as assets and any upfront fees received are recorded as liabilities. When the swap is terminated, the Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. In addition, changes in notional value and any cash holding adjustments, which represent voluntary realizations by a Fund of swap value at any point in time, are also presented as net realized gain or loss on swap contracts. A corresponding asset or liability for "advance receipt on swap contracts" or "advance payment on swap contracts", respectively, is recorded for the gain or loss realized on changes in notional value. Total return swaps outstanding at period end, if any, are listed after the Fund's consolidated portfolio of investments.

The Fund invests in total return swaps to obtain exposure to a security or market without owning such security or investing directly in that market. Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (coupons plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Swap agreements held at June 30, 2018 are disclosed in the Consolidated Portfolio of Investments.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ALPS SERIES TRUST

By:	/s/ Jeremy O. May
Jeremy O. May
President (Principal Executive Officer)

Date:	August 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jeremy O. May
Jeremy O. May
President (Principal Executive Officer)

Date:	August 29, 2018

By:	/s/ Kimberly R. Storms
Kimberly Storms
Treasurer (Principal Financial Officer)

Date:	August 29, 2018